INTEREST EXPENSE, NET	12 Months Ended
Dec. 31, 2011
INTEREST EXPENSE, NET
20.	INTEREST EXPENSE, NET

The components of interest expense, net, for the years ended December 31 were as follows:

	2011	2010	2009

Interest on long-term debt	$72.1	$71.5	$68.8
Other	1.6	0.9	0.6
	73.7	72.4	69.4
Interest income	(0.3)	(0.4)	(0.1)
	$73.4	$72.0	$69.3